NEWBUILDINGS	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
NEWBUILDINGS	NEWBUILDINGS
Movements in the six months ended June 30, 2020 are summarized as follows;

(in thousands of $)
Balance at December 31, 2019	46,068
Additions, net	143,880
Interest capitalized	1,101
Transfer to Vessels and Equipment, net	(162,221)
Balance at June 30, 2020	28,828

In the six months ended June 30, 2020, the Company took delivery of one Suezmax, Front Cruiser, and one VLCC, Front Dynamic.

As of June 30, 2020, the Company’s newbuilding program consisted of four LR2 tankers; two are expected to be delivered in January 2021 and February 2021, respectively, and two are expected to be delivered in August 2021.